Fair Value of Financial Instruments - Fair Value (Table) (Details) - USD ($) $ in Thousands	Jun. 30, 2015	Dec. 31, 2014	Jun. 30, 2014	Dec. 31, 2013
Financial Instruments Owned At Fair Value [Abstract]
Cash and cash equivalents - Book Value	$ 180,366	$ 247,556	$ 232,435	$ 187,831
Cash and cash equivalents - Fair Value	180,366	247,556
Restricted cash - Book Value	906	2,564	$ 2,631
Restricted cash - Fair Value	906	2,564
Investments in available-for-sale securities - Book Value	6,261	6,701
Investments in available-for-sale securities - Fair Value	6,261	6,701
Loan receivable from affiliate companies - Book Value	11,464	7,791
Loan receivable from affiliate companies - Fair Value	11,464	7,791
Long-term receivable from affiliate companies - Book Value	0	9,625
Long-term receivable from affiliate companies - Fair Value	0	9,625
Capital lease obligations, including current portion - Book Value	(21,441)	(22,360)
Capital lease obligations, including current portion - Fair Value	(21,441)	(22,360)
Senior and ship mortgage notes, net - Book Value	(1,349,023)	(1,347,316)
Senior and ship mortgage notes, net - Fair Value	(1,206,689)	(1,300,021)
Long-term debt, including current portion - Book Value	(235,000)	(265,574)
Long-term debt, including current portion - Fair Value	$ (238,560)	$ (269,582)